RISK MANAGEMENT - Concentrations of credit risk - Concentration by sector (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	251,981,889	236,970,165
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	190,129,486	176,168,055
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 200,136,125	$ 186,203,770	$ 188,313,361	$ 231,573,437
Concentration risk, percentage, financial assets (as a percent)	100.00%	100.00%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Consumer services
Disclosure of financial assets [line items]
Financial assets	$ 89,687,446	$ 84,358,141
Concentration risk, percentage, financial assets (as a percent)	44.80%	45.30%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Commercial services
Disclosure of financial assets [line items]
Financial assets	$ 43,792,710	$ 40,341,863
Concentration risk, percentage, financial assets (as a percent)	21.90%	21.70%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | IFRS Construction [Member]
Disclosure of financial assets [line items]
Financial assets	$ 15,046,109	$ 14,733,390
Concentration risk, percentage, financial assets (as a percent)	7.50%	7.90%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Food, beverage and tobacco
Disclosure of financial assets [line items]
Financial assets	$ 7,577,678	$ 7,191,477
Concentration risk, percentage, financial assets (as a percent)	3.80%	3.90%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Other industrial and manufacturing products
Disclosure of financial assets [line items]
Financial assets	$ 6,857,011	$ 6,410,022
Concentration risk, percentage, financial assets (as a percent)	3.40%	3.40%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Transportation and communications
Disclosure of financial assets [line items]
Financial assets	$ 6,499,070	$ 6,283,172
Concentration risk, percentage, financial assets (as a percent)	3.20%	3.40%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Public services
Disclosure of financial assets [line items]
Financial assets	$ 9,218,309	$ 7,172,123
Concentration risk, percentage, financial assets (as a percent)	4.60%	3.90%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Chemical production
Disclosure of financial assets [line items]
Financial assets	$ 5,539,036	$ 5,414,605
Concentration risk, percentage, financial assets (as a percent)	2.80%	2.90%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Government
Disclosure of financial assets [line items]
Financial assets	$ 5,471,013	$ 5,367,471
Concentration risk, percentage, financial assets (as a percent)	2.70%	2.90%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Agricultural
Disclosure of financial assets [line items]
Financial assets	$ 4,538,856	$ 4,192,847
Concentration risk, percentage, financial assets (as a percent)	2.30%	2.30%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Trade and tourism
Disclosure of financial assets [line items]
Financial assets	$ 1,724,337	$ 1,622,212
Concentration risk, percentage, financial assets (as a percent)	0.90%	0.80%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Mining products and oil
Disclosure of financial assets [line items]
Financial assets	$ 2,754,170	$ 1,500,686
Concentration risk, percentage, financial assets (as a percent)	1.40%	0.80%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Other [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,430,380	$ 1,615,761
Concentration risk, percentage, financial assets (as a percent)	0.70%	0.80%